Consolidated Statements of Changes in Equity - EUR (€)	Equity attributable to owners of parent	Share Capital	Subscribed Capital	Capital Reserve	(Accumulated Deficit) / Retained Earnings	Currency Translation Reserve	Non-Controlling Interests	Total
Equity at beginning of period at Dec. 31, 2017	€ 8,517,496		€ 73,327	€ 6,996,516	€ 1,469,048	€ (21,395)		€ 8,517,496
Net profit / loss	3,959,134				3,959,134		€ (580,824)	3,378,310
Foreign currency translation effect	(48,220)					(48,220)	71,529	23,309
Comprehensive (loss)/income	3,910,914				3,959,134	(48,220)	(509,295)	3,401,619
Non‑controlling interests arising on a business combination							2,304,085	2,304,085
Equity at end of period (Previously stated) at Dec. 31, 2018	12,428,410		73,327	6,996,516	5,428,182	(69,615)	1,794,790	14,223,200
Net profit / loss	(11,759,184)				(11,759,184)		(1,598,453)	(13,357,637)
Foreign currency translation effect	31,396					31,396	85,321	116,717
Comprehensive (loss)/income	(11,727,788)				(11,759,184)	31,396	(1,513,132)	(13,240,920)
Issue of share capital upon formation	100,000	€ 100,000						100,000
Effect of contribution in kind		2,900,000	€ (73,327)	(2,826,673)
Equity at end of period at Dec. 31, 2019	800,620	3,000,000		4,169,843	(6,331,002)	(38,221)	281,658	1,082,278
Net profit / loss	(3,617,028)				(3,617,028)		5,584	(3,611,444)
Foreign currency translation effect	(338,955)					(338,955)	(10,339)	(349,294)
Comprehensive (loss)/income	(3,955,984)				(3,617,028)	(338,955)	(4,754)	(3,960,738)
Issue of share capital upon formation	90,844,618	1,530,701		89,313,917				90,844,618
Transaction costs	(10,060,936)			(10,060,936)				(10,060,936)
Equity at end of period at Dec. 31, 2020	€ 77,628,319	€ 4,530,701		€ 83,422,824	€ (9,948,029)	€ (377,176)	€ 276,904	€ 77,905,224